Intangible Assets and Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
2017	$ 117,315,000
2018	111,578,000
2019	109,232,000
2020	101,705,000
2021	98,582,000
Amortization Expense [Abstract]
Amortization Of Intangible Assets	118,427,000	$ 110,359,000	$ 98,483,000
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,554,168,000	1,430,042,000
Accumulated Amortization	(919,908,000)	(815,973,000)
Goodwill [Roll Forward]
Goodwill	13,032,750,000	13,082,180,000
Goodwill acquired	648,583,000	116,899,000
Reclassifications	3,163,000
Foreign Currency Translation Adjustment	(18,050,000)	(166,329,000)
Goodwill	13,666,446,000	13,032,750,000	13,082,180,000
Indefinite Lived Intangible Assets [Line Items]
Carrying Amount	212,938,000	216,420,000
Intangible Assets	847,198,000	830,489,000
Tradename [Member]
Indefinite Lived Intangible Assets [Line Items]
Carrying Amount	209,441,000	209,404,000
Management contracts [Member]
Indefinite Lived Intangible Assets [Line Items]
Carrying Amount	3,497,000	7,016,000
Segment North America(Member)
Goodwill [Roll Forward]
Goodwill	11,223,579,000	11,180,954,000
Goodwill acquired	292,138,000	43,186,000
Reclassifications	3,163,000
Foreign Currency Translation Adjustment	(341,000)	(561,000)
Goodwill	11,518,539,000	11,223,579,000	11,180,954,000
Segment EMEA (Member)
Goodwill [Roll Forward]
Goodwill	943,972,000	1,018,881,000
Goodwill acquired	314,463,000	52,484,000
Reclassifications	0	4,867,000
Foreign Currency Translation Adjustment	(20,331,000)	(132,260,000)
Goodwill	1,238,104,000	943,972,000	1,018,881,000
Segment Asia Pacific (Member)
Goodwill [Roll Forward]
Goodwill	373,574,000	365,351,000
Goodwill acquired	15,152,000	22,247,000
Reclassifications	0	(2,774,000)
Foreign Currency Translation Adjustment	(825,000)	(11,250,000)
Goodwill	387,901,000	373,574,000	365,351,000
Segment Latin America [Member]
Goodwill [Roll Forward]
Goodwill	79,275,000	100,824,000
Goodwill acquired	(9,624,000)	(1,018,000)
Reclassifications	0
Foreign Currency Translation Adjustment	5,377,000	(20,531,000)
Goodwill	94,276,000	79,275,000	100,824,000
Reporting Segment Total [Member]
Goodwill [Roll Forward]
Goodwill	12,620,400,000	12,666,010,000
Goodwill acquired	631,377,000	116,899,000
Reclassifications	3,163,000	2,093,000
Foreign Currency Translation Adjustment	(16,120,000)	(164,602,000)
Goodwill	13,238,820,000	12,620,400,000	12,666,010,000
Corporates [Member]
Goodwill [Roll Forward]
Goodwill	412,350,000	416,170,000
Goodwill acquired	17,206,000
Reclassifications	0	(2,093,000)
Foreign Currency Translation Adjustment	(1,930,000)	(1,727,000)
Goodwill	427,626,000	412,350,000	$ 416,170,000
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	360,938,000	346,186,000
Accumulated Amortization	(292,980,000)	(273,220,000)
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	176,893,000	106,510,000
Accumulated Amortization	(64,440,000)	(57,821,000)
License and distribution agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	192,747,000	193,280,000
Accumulated Amortization	(121,152,000)	(112,167,000)
Self-developed software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	153,826,000	140,914,000
Accumulated Amortization	(88,729,000)	(72,797,000)
Other intangible assets category [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	389,125,000	357,065,000
Accumulated Amortization	(289,697,000)	(264,621,000)
Construction in Progress [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	18,873,000	23,333,000
Customer Relationships Domain [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	261,766,000	262,754,000
Accumulated Amortization	$ (62,910,000)	$ (35,347,000)